EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	$ 331,411	$ 475,356
Balance at the end of the year	363,183	331,411	$ 475,356
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	133,085	134,831
Balance at the end of the year	159,329	133,085	134,831
Plan obligation | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	349,587	522,196	597,936
Service costs	2,690	3,845	2,749
Interests cost	41,736	30,778	30,705
Gain on settlements			278
Past Service Costs	(2,079)
Net defined benefit liability asset After Adjustment	391,934	556,819	631,668
Changes in actuarial assumptions from changes in demographic assumptions	(753)		(15)
Changes in actuarial assumptions from changes in financial assumptions	26,832	(69,967)	(54,996)
Changes in actuarial assumptions from changes in the experience	27,472	2,167	(21,264)
Total changes in actuarial assumptions	53,551	(67,800)	(76,275)
Payments to employees	(61,589)	(51,306)	(51,591)
Liquidation of entities		(432)
Loss of control in subsidiary		(98,024)
Discontinued operations		6,251	15,125
Reclassification BAC			(1,002)
Effect of movements in exchange rates	(3,689)	4,079	4,271
Balance at the end of the year	380,207	349,587	522,196
Plan obligation | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	133,085	134,831	180,090
Service costs	14,765	14,815	18,454
Interests cost	16,699	8,949	7,982
Past Service Costs	10,063		(28,009)
Net defined benefit liability asset After Adjustment	174,612	158,595	178,517
Changes in actuarial assumptions from changes in demographic assumptions	(7,342)		(86)
Changes in actuarial assumptions from changes in financial assumptions	473	(14,149)	(19,976)
Changes in actuarial assumptions from changes in the experience	17,313	10,456	(2,893)
Total changes in actuarial assumptions	10,444	(3,693)	(22,955)
Payments to employees	(25,727)	(21,817)	(20,731)
Balance at the end of the year	159,329	133,085	134,831
Plan Assets | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(18,176)	(46,840)	(38,241)
Interests cost	(794)	(427)	(522)
Loss of control in subsidiary		27,269
Discontinued operations			(798)
Remeasurements on plan assets	(1,788)	5,885	(1,676)
Reclassification BAC			(3,189)
Effect of movements in exchange rates	3,734	(4,063)	(2,414)
Balance at the end of the year	$ (17,024)	$ (18,176)	$ (46,840)